UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
       This Amendment (Check only one):   [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Capital Returns Management, LLC
Address:   717 5th Avenue
           14th Floor
           New York, New York 10022


Form 13F File Number:  028-14847
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald D. Bobman
Title:      President
Phone:      212-813-0860

Signature, Place and Date of Signing:


       /s/ Ronald D. Bobman              New York, NY         November 14, 2012
---------------------------------  ------------------------   -----------------
           [Signature]                   [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:               19
                                          ----------------------

Form 13F Information Table Value Total:            $76,799
                                          ----------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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

                                                CAPITAL RETURNS MANAGEMENT, LLC
                                                  FORM 13F INFORMATION TABLE
                                                QUARTER ENDED SEPTEMBER 30, 2012

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                                                       VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
ACE LTD                       SHS            H0023R105    5,515   72,950  SH       SOLE                 72,950
ALLSTATE CORP                 COM            020002101    2,745   69,293  SH       SOLE                 69,293
AMERICAN FINL GROUP INC OHIO  COM            025932104    5,306  140,000  SH       SOLE                140,000
AMERICAN INTL GROUP INC       COM NEW        026874784    4,825  147,139  SH       SOLE                147,139
BROWN & BROWN INC             COM            115236101    3,671  140,826  SH       SOLE                140,826
CHUBB CORP                    COM            171232101    5,130   67,255  SH       SOLE                 67,255
CNA FINL CORP                 COM            126117100    5,419  202,213  SH       SOLE                202,213
CNO FINL GROUP INC            COM            12621E103    1,915  198,400  SH       SOLE                198,400
FIRST ACCEPTANCE CORP         COM            318457108      545  467,972  SH       SOLE                467,972
FLAGSTONE REINSURANCE HOLDIN  COM            L3466T104    3,794  441,652  SH       SOLE                441,652
GALLAGHER ARTHUR J & CO       COM            363576109    4,273  119,280  SH       SOLE                119,280
HARTFORD FINL SVCS GROUP INC  COM            416515104    4,940  254,107  SH       SOLE                254,107
METLIFE INC                   COM            59156R108    5,107  148,200  SH       SOLE                148,200
PRUDENTIAL FINL INC           COM            744320102    4,383   80,400  SH       SOLE                 80,400
REINSURANCE GROUP AMER INC    COM NEW        759351604    3,406   58,856  SH       SOLE                 58,856
RENAISSANCERE HOLDINGS LTD    COM            G7496G103    3,800   49,322  SH       SOLE                 49,322
TRAVELERS COMPANIES INC       COM            89417E109    3,826   56,050  SH       SOLE                 56,050
VALIDUS HOLDINGS LTD          COM SHS        G9319H102    2,532   74,677  SH       SOLE                 74,677
XL GROUP PLC                  SHS            G98290102    5,667  235,841  SH       SOLE                235,841